UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2006


                          [BACKGROUND GRAPHIC OMITTED]





                            [UA S&P 500 LOGO OMITTED]

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

--------------------------------------------------------------------------------





TABLE OF CONTENTS

Fund Overview .............................................................    1

Statement of Net Assets ...................................................    2

Statement of Operations ...................................................   10

Statement of Changes in Net Assets ........................................   11

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   13

Disclosure of Fund Expenses ...............................................   16

Approval of Investment Advisory Agreements ................................   17

Notice to Shareholders ....................................................   20

Shareholder Voting Results ................................................   21





--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the SEC's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-766-8043; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

FUND OVERVIEW
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TOP 10 HOLDINGS* (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

Exxon Mobil                    3.2%    Procter & Gamble                  1.6%
General Electric               3.0%    Pfizer                            1.5%
Citigroup                      2.0%    Johnson & Johnson                 1.4%
Bank of America                1.9%    American International Group      1.4%
Microsoft                      1.8%    SPDR Trust Ser 1                  1.3%

--------------------------------------------------------------------------------
* Excludes Cash Equivalent securities.

Ser -- Series

SPDR -- Standard & Poor's Depositary Receipt

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of fiscal year-end and may not be representative of the Fund's current or future investments.





-------------------------------------- 1 ---------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIALS.]

Financials                        21.6%
Energy                            13.8%
Consumer Staples                  13.5%
Information Technology            13.1%
Healthcare                        12.0%
Industrials                       11.7%
Consumer Discretionary             5.0%
Telecommunication Services         4.9%
Materials                          2.0%
Exchange Traded Fund               1.3%
Cash Equivalent                    1.1%

+ Percentages are based on total investments.

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------

COMMON STOCK (97.4%)

--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.0%)
--------------------------------------------------------------------------------
Boeing                                           33,207          $   2,771,124
General Dynamics                                 16,608              1,089,817
Goodrich                                          5,120                227,840
Lockheed Martin                                  14,864              1,128,178
Northrop Grumman                                 14,550                973,395
Raytheon                                         18,509                819,393
Rockwell Collins                                  7,148                408,866
United Technologies                              42,129              2,646,122
                                                                 -------------

                                                                    10,064,735
                                                                 -------------

--------------------------------------------------------------------------------
AIR TRANSPORTATION (0.8%)
--------------------------------------------------------------------------------
FedEx                                            12,608              1,451,559
Honeywell International                          34,461              1,464,593
Southwest Airlines                               29,378                476,511
Textron                                           5,492                494,005
                                                                 -------------

                                                                     3,886,668
                                                                 -------------

--------------------------------------------------------------------------------
APPAREL / TEXTILES (0.4%)
--------------------------------------------------------------------------------
Cintas*                                           5,716                239,958
Coach*                                           15,905                525,183
Jones Apparel Group                               4,738                162,750
Liz Claiborne                                     4,362                170,336
Nike                                              7,852                642,608
VF                                                3,657                223,772
                                                                 -------------

                                                                     1,964,607
                                                                 -------------

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AUTOMOTIVE (0.5%)
--------------------------------------------------------------------------------
Cooper Tire & Rubber                              2,586          $      32,842
Ford Motor                                       77,341                537,520
General Motors                                   23,462                536,811
Genuine Parts                                     7,174                313,145
Goodyear Tire & Rubber*                           7,343                102,802
ITT Industries                                    7,663                430,891
Navistar International*                           2,590                 68,324
Paccar                                            7,024                505,236
                                                                 -------------

                                                                     2,527,571
                                                                 -------------

--------------------------------------------------------------------------------
BANKS (8.5%)
--------------------------------------------------------------------------------
AmSouth Bancorp                                  14,337                414,913
Bank of America                                 192,706              9,619,884
Bank of New York                                 32,002              1,124,870
BB&T                                             22,214                953,869
Comerica                                          6,754                384,100
Compass Bancshares                                5,128                281,835
Fifth Third Bancorp                              23,052                931,762
First Horizon National                            5,228                221,772
Golden West Financial                            10,624                763,547
Huntington Bancshares                            10,320                249,228
JPMorgan Chase                                  144,612              6,562,493
Keycorp                                          16,810                642,478
M&T Bank                                          3,292                393,065
Marshall & Ilsley                                 9,212                421,173
Mellon Financial                                 17,191                646,897
National City (D)                                22,711                838,036
North Fork Bancorporation                        19,735                594,616
Northern Trust                                    7,686                452,629
PNC Financial Services Group                     12,125                866,574
Regions Financial                                18,934                691,280
Sovereign Bancorp                                14,818                328,515
State Street                                     13,816                902,461
SunTrust Banks                                   15,383              1,189,567
Synovus Financial                                12,997                363,916
US Bancorp                                       74,717              2,349,102
Wachovia                                         67,318              4,028,982
Washington Mutual                                41,139              1,853,723
Wells Fargo                                      69,531              4,776,084
Zions Bancorporation                              4,330                359,520
                                                                 -------------

                                                                    43,206,891
                                                                 -------------


-------------------------------------- 2 ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
BEAUTY PRODUCTS (2.2%)
--------------------------------------------------------------------------------
Alberto-Culver                                    3,134          $     140,936
Avon Products                                    18,691                609,513
Colgate-Palmolive                                21,382              1,264,104
Estee Lauder, Cl A                                4,944                183,521
International Flavors & Fragrances                3,275                115,706
Kimberly-Clark                                   19,120              1,119,094
Procter & Gamble                                136,462              7,943,453
                                                                 -------------

                                                                    11,376,327
                                                                 -------------

--------------------------------------------------------------------------------
BROADCASTING, NEWSPAPERS & ADVERTISING (2.3%)
--------------------------------------------------------------------------------
CBS, Cl B                                        32,059                816,543
Clear Channel Communications                     21,443                611,769
Comcast, Cl A*                                   88,729              2,746,163
Interpublic Group*                               17,862                171,118
News, Cl A*                                      99,593              1,709,016
Omnicom Group                                     7,418                667,694
Time Warner                                     186,920              3,252,408
Univision Communications, Cl A*                   9,276                331,060
Viacom, Cl B*                                    32,062              1,277,029
                                                                 -------------

                                                                    11,582,800
                                                                 -------------

--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.5%)
--------------------------------------------------------------------------------
American Standard                                 7,395                321,904
Centex                                            5,094                283,226
DR Horton                                        11,277                338,536
KB Home                                           3,189                196,347
Lennar, Cl A                                      5,687                312,387
Masco                                            17,272                550,977
Pulte Homes                                       8,877                331,556
Vulcan Materials                                  4,165                353,858
                                                                 -------------

                                                                     2,688,791
                                                                 -------------

--------------------------------------------------------------------------------
BUSINESS SERVICES (2.2%)
--------------------------------------------------------------------------------
Automatic Data Processing                        24,046              1,059,948
Cendant                                          41,829                729,079
Convergys*                                        5,802                112,965
eBay*                                            47,858              1,646,794
First Data                                       31,827              1,517,830
Fiserv*                                           7,654                345,042
Fluor                                             3,602                334,662
H&R Block                                        13,593                310,328
Monster Worldwide*                                5,246                301,120
Paychex                                          13,859                559,765

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------

Robert Half International                         7,115          $     300,751
Sabre Holdings, Cl A                              5,470                126,302
United Parcel Service, Cl B                      45,311              3,673,363
                                                                 -------------

                                                                    11,017,949
                                                                 -------------

--------------------------------------------------------------------------------
CHEMICALS (1.3%)
--------------------------------------------------------------------------------
Air Products & Chemicals                          9,237                632,919
Dow Chemical                                     40,137              1,629,964
Eastman Chemical                                  3,387                184,084
Ecolab                                            7,564                285,919
EI Du Pont de Nemours                            38,169              1,683,253
Engelhard                                         5,135                197,235
Hercules*                                         4,739                 67,341
Monsanto                                         11,176                932,079
PPG Industries                                    6,860                460,443
Rohm & Haas                                       5,975                302,335
Sigma-Aldrich                                     2,774                190,324
                                                                 -------------

                                                                     6,565,896
                                                                 -------------

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.1%)
--------------------------------------------------------------------------------
Harman International                              2,724                239,685
                                                                 -------------

--------------------------------------------------------------------------------
COMPUTERS & SERVICES (5.4%)
--------------------------------------------------------------------------------
Affiliated Computer Services, Cl A*               4,876                271,886
Apple Computer*                                  35,335              2,487,231
Autodesk                                          9,576                402,575
CA                                               18,930                480,065
Cisco Systems*                                  255,181              5,346,042
Computer Sciences*                                7,738                453,060
Dell*                                            97,645              2,558,299
Electronic Data Systems                          21,347                578,077
EMC Corp/Massachusetts*                          98,609              1,332,208
Gateway*                                         11,174                 24,583
Hewlett-Packard                                 117,348              3,810,289
International Business Machines                  65,026              5,354,241
Lexmark International, Cl A*                      4,493                218,809
NCR*                                              7,551                297,509
Network Appliance*                               15,524                575,475
Parametric Technology*                            4,664                 69,680
Sun Microsystems*                               143,593                717,965
Symbol Technologies                              10,496                111,782
Unisys*                                          14,188                 88,533
VeriSign*                                        10,147                238,657
Yahoo!*                                          52,355              1,716,197
                                                                 -------------

                                                                    27,133,163
                                                                 -------------


-------------------------------------- 3 ---------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMPUTERS - HARDWARE (0.1%)
--------------------------------------------------------------------------------
SanDisk*                                          7,631          $     487,087
                                                                 -------------
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.1%)
--------------------------------------------------------------------------------
Ball                                              4,327                172,994
Bemis                                             4,369                137,449
Pactiv*                                           5,945                144,701
Sealed Air                                        3,377                181,851
                                                                 -------------

                                                                       636,995
                                                                 -------------

--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING (3.8%)
--------------------------------------------------------------------------------
Cooper Industries, Cl A                           3,809                348,333
Eaton                                             6,178                473,544
General Electric                                432,458             14,958,722
Illinois Tool Works                               8,508                873,772
Ingersoll-Rand, Cl A                             13,587                594,431
Tyco International Ltd.                          83,616              2,203,281
                                                                 -------------

                                                                    19,452,083
                                                                 -------------

--------------------------------------------------------------------------------
EDUCATION (0.1%)
--------------------------------------------------------------------------------
Apollo Group, Cl A*                               5,834                318,770
                                                                 -------------

--------------------------------------------------------------------------------
ELECTRICAL SERVICES (3.3%)
--------------------------------------------------------------------------------
AES*                                             27,216                461,856
Allegheny Energy*                                 6,770                241,215
Ameren                                            8,495                427,893
American Electric Power                          16,335                546,569
American Power Conversion                         7,131                158,594
Centerpoint Energy                               12,866                154,649
CMS Energy*                                       9,159                121,998
Consolidated Edison                              10,183                439,091
Constellation Energy Group                        7,404                406,628
Dominion Resources                               14,417              1,079,401
DTE Energy                                        7,377                300,834
Duke Energy                                      51,418              1,497,292
Edison International                             13,518                546,262
Emerson Electric                                 17,069              1,450,012
Entergy                                           8,623                603,093
Exelon                                           27,683              1,494,882
FirstEnergy                                      13,685                693,966
FPL Group                                        16,743                663,023
NiSource                                         11,312                238,796
PG&E                                             14,327                570,788
Pinnacle West Capital                             4,114                164,971

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------

PPL                                              15,776          $     458,135
Progress Energy                                  10,467                447,988
Progress Energy (CVO)* (A)                        7,250                     --
Public Service Enterprise Group                  10,401                652,143
Sempra Energy                                    10,721                493,380
Southern                                         30,774                991,846
TECO Energy                                       8,643                138,115
TXU                                              19,200                952,896
Xcel Energy                                      16,754                315,645
                                                                 -------------

                                                                    16,711,961
                                                                 -------------

--------------------------------------------------------------------------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.3%)
--------------------------------------------------------------------------------
Jabil Circuit*                                    7,243                282,405
L-3 Communications Holdings                       5,031                411,033
Molex                                             5,912                219,453
Parker Hannifin                                   4,968                402,656
Sanmina-SCI*                                     22,079                114,590
Solectron*                                       37,944                151,776
                                                                 -------------

                                                                     1,581,913
                                                                 -------------

--------------------------------------------------------------------------------
ENTERTAINMENT (0.9%)
--------------------------------------------------------------------------------
Brunswick                                         3,942                154,605
Carnival                                         18,014                843,416
Harrah's Entertainment                            7,638                623,566
Hasbro                                            7,385                145,558
International Game Technology                    13,989                530,603
Mattel                                           16,128                260,951
Walt Disney*                                     79,901              2,234,032
                                                                 -------------

                                                                     4,792,731
                                                                 -------------

--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES (0.2%)
--------------------------------------------------------------------------------
Allied Waste Industries*                         10,030                142,025
Waste Management                                 22,914                858,358
                                                                 -------------

                                                                     1,000,383
                                                                 -------------

--------------------------------------------------------------------------------
FINANCIAL SERVICES (7.1%)
--------------------------------------------------------------------------------
American Express                                 51,349              2,763,090
Ameriprise Financial                             10,399                509,967
Bear Stearns                                      4,952                705,710
Capital One Financial                            12,493              1,082,393
Charles Schwab                                   42,811                766,317
CIT Group                                         8,289                447,689
Citigroup                                       207,084             10,343,846


-------------------------------------- 4 ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- CONTINUED

Countrywide Credit Industry                      25,018          $   1,017,232
E*Trade Financial*                               17,339                431,394
Equifax                                           5,369                206,921
Fannie Mae                                       40,157              2,031,944
Federated Investors, Cl B                         3,495                122,674
Franklin Resources                                6,332                589,636
Freddie Mac                                      28,669              1,750,529
Goldman Sachs Group                              18,089              2,899,486
Janus Capital Group                               8,911                173,408
Legg Mason                                        5,092                603,300
Lehman Brothers Holdings                         11,219              1,695,752
Merrill Lynch                                    38,100              2,905,506
Moody's                                          10,093                625,867
Morgan Stanley                                   44,550              2,864,565
SLM                                              17,314                915,564
T Rowe Price Group                                5,478                461,193
                                                                 -------------

                                                                    35,913,983
                                                                 -------------

--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (5.0%)
--------------------------------------------------------------------------------
Altria Group                                     86,586              6,334,632
Anheuser-Busch                                   32,210              1,435,922
Archer-Daniels-Midland                           27,126                985,759
Brown-Forman, Cl B                                3,450                257,025
Campbell Soup                                     7,646                245,742
Coca-Cola                                        85,470              3,586,321
Coca-Cola Enterprises                            12,589                245,863
ConAgra Foods                                    21,544                488,618
Constellation Brands, Cl A*                       8,180                202,046
Dean Foods*                                       5,630                223,004
General Mills                                    14,778                729,147
Hershey                                           7,435                396,583
HJ Heinz                                         13,899                576,947
Kellogg                                          10,430                483,013
McCormick                                         5,502                191,635
Molson Coors Brewing, Cl B                        2,381                175,861
Pepsi Bottling Group                              5,610                180,081
PepsiCo                                          68,737              4,003,243
Reynolds American                                 3,549                389,148
Safeway                                          18,658                468,876
Sara Lee                                         31,538                563,584
Starbucks*                                       31,671              1,180,378
Supervalu                                         5,650                163,907
Sysco                                            25,695                768,024
Tyson Foods, Cl A                                10,454                152,628
UST                                               6,786                298,109
Whole Foods Market                                5,764                353,794
Wm. Wrigley Jr.                                   7,450                350,671
Wm. Wrigley Jr., Cl B                             1,862                 87,793
                                                                 -------------

                                                                    25,518,354
                                                                 -------------

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GAS / NATURAL GAS (0.5%)
--------------------------------------------------------------------------------
Dynegy, Cl A*                                    12,649          $      62,866
El Paso                                          27,351                353,101
KeySpan                                           7,243                292,472
Kinder Morgan                                     4,366                384,295
Nicor                                             1,855                 73,477
Peoples Energy                                    1,609                 58,455
Praxair                                          13,392                751,693
Williams                                         24,672                541,057
                                                                 -------------

                                                                     2,517,416
                                                                 -------------

--------------------------------------------------------------------------------
HOTELS & LODGING (0.3%)
--------------------------------------------------------------------------------
Hilton Hotels                                    13,673                368,351
Marriott International, Cl A                      6,731                491,834
Starwood Hotels & Resorts Worldwide               8,955                513,838
                                                                 -------------

                                                                     1,374,023
                                                                 -------------

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.4%)
--------------------------------------------------------------------------------
Black & Decker                                    3,211                300,582
Clorox                                            6,228                399,713
Fortune Brands                                    6,072                487,582
Leggett & Platt                                   7,567                200,753
Newell Rubbermaid                                11,389                312,286
Stanley Works                                     3,006                157,063
Whirlpool                                         3,226                289,533
                                                                 -------------

                                                                     2,147,512
                                                                 -------------

--------------------------------------------------------------------------------
INFORMATION SERVICES (0.7%)
--------------------------------------------------------------------------------
Google, Cl A*                                     8,386              3,504,845
                                                                 -------------

--------------------------------------------------------------------------------
INSURANCE (5.1%)
--------------------------------------------------------------------------------
ACE                                              13,373                742,736
Aetna                                            23,528                905,828
Aflac                                            20,669                982,604
Allstate                                         26,760              1,511,672
AMBAC Financial Group                             4,378                360,572
American International Group                    107,689              7,026,707
AON                                              13,358                559,834
Chubb                                            16,588                854,946
Cigna                                             5,023                537,461
Cincinnati Financial                              7,223                307,989
Genworth Financial, Cl A                         15,632                518,982
Hartford Financial Services Group                12,549              1,153,630
Humana*                                           6,783                306,456
Lincoln National                                 11,836                687,425
Loews                                             5,630                597,624
Marsh & McLennan                                 22,695                696,056


-------------------------------------- 5 ---------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------

INSURANCE -- CONTINUED

MBIA                                              5,560          $     331,543
Metlife                                          31,447              1,638,389
MGIC Investment                                   3,630                256,641
Principal Financial Group                        11,596                594,991
Progressive                                       8,161                885,713
Prudential Financial                             20,537              1,604,556
Safeco                                            5,115                265,469
St. Paul Travelers                               28,873              1,271,278
Torchmark                                         4,297                258,293
UnumProvident                                    12,390                251,641
Xl Capital Ltd., Cl A                             7,237                476,846
                                                                 -------------

                                                                    25,585,882
                                                                 -------------

--------------------------------------------------------------------------------
LABORATORY EQUIPMENT (0.1%)
--------------------------------------------------------------------------------
Fisher Scientific International*                  5,120                361,216
                                                                 -------------

--------------------------------------------------------------------------------
LEASING & RENTING (0.0%)
--------------------------------------------------------------------------------
Ryder System                                      2,524                131,627
                                                                 -------------

--------------------------------------------------------------------------------
MACHINERY (0.8%)
--------------------------------------------------------------------------------
Caterpillar                                      27,834              2,108,147
Cummins                                           1,927                201,372
Deere                                             9,829                862,790
Dover                                             8,435                419,641
Pall                                              5,183                156,423
Rockwell Automation                               7,353                532,798
                                                                 -------------

                                                                     4,281,171
                                                                 -------------

--------------------------------------------------------------------------------
MEASURING DEVICES (0.7%)
--------------------------------------------------------------------------------
Agilent Technologies*                            17,789                683,453
Applera Corp - Applied Biosystems Group           7,604                219,299
Danaher                                           9,843                631,035
Johnson Controls                                  8,056                656,967
Kla-Tencor                                        8,278                398,668
Millipore*                                        2,160                159,365
PerkinElmer                                       5,427                116,355
Snap-On                                           2,419                100,388
Tektronix                                         3,386                119,594
Teradyne*                                         8,219                138,572
Thermo Electron*                                  6,728                259,297
Waters*                                           4,336                196,508
                                                                 -------------

                                                                     3,679,501
                                                                 -------------

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES (6.4%)
--------------------------------------------------------------------------------
Allergan                                          6,292          $     646,314
AmerisourceBergen                                 8,672                374,197
Amgen*                                           48,485              3,282,434
Bausch & Lomb                                     2,231                109,207
Baxter International                             26,905              1,014,318
Becton Dickinson                                 10,262                646,916
Biogen Idec*                                     14,276                640,279
Biomet*                                          10,270                381,839
Boston Scientific*                               48,159              1,119,215
C.R. Bard                                         4,315                321,295
Cardinal Health                                  17,506              1,179,029
Caremark Rx*                                     18,614                847,868
Coventry Health Care*                             6,652                330,405
Express Scripts*                                  6,073                474,544
Gilead Sciences*                                 19,180              1,102,850
HCA                                              16,925                742,838
Health Management Associates, Cl A                9,984                206,769
Hospira*                                          6,674                257,283
IMS Health                                        8,266                224,670
Johnson & Johnson                               123,474              7,236,811
Laboratory Corp of America Holdings*              5,199                296,863
Manor Care                                        3,281                143,872
McKesson                                         12,701                617,142
Medco Health Solutions*                          12,630                672,295
Medtronic                                        50,078              2,509,909
Patterson*                                        5,752                187,400
Quest Diagnostics                                 6,750                376,178
St. Jude Medical*                                15,209                600,451
Stryker                                          12,123                530,381
Tenet Healthcare*                                19,513                162,348
UnitedHealth Group                               56,271              2,798,920
WellPoint*                                       27,383              1,944,193
Zimmer Holdings*                                 10,280                646,612
                                                                 -------------

                                                                    32,625,645
                                                                 -------------

--------------------------------------------------------------------------------
METAL / MINING OTHER (0.9%)
--------------------------------------------------------------------------------
Alcoa                                            36,171              1,221,856
Allegheny Technologies                            3,587                248,723
Freeport-McMoRan Copper & Gold, Cl B              7,636                493,133
Newmont Mining                                   18,537              1,081,819
Nucor                                             6,448                701,671
Phelps Dodge                                      8,444                727,788
United States Steel                               4,515                309,278
                                                                 -------------

                                                                     4,784,268
                                                                 -------------

--------------------------------------------------------------------------------
MOTORCYCLES, BICYCLES & PARTS (0.1%)
--------------------------------------------------------------------------------
Harley-Davidson                                  11,307                574,848
                                                                 -------------


-------------------------------------- 6 ---------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.8%)
--------------------------------------------------------------------------------
3M                                               31,324          $   2,676,009
Avery Dennison                                    4,583                286,438
Pitney Bowes                                      9,417                394,101
Xerox*                                           38,639                542,492
                                                                 -------------

                                                                     3,899,040
                                                                 -------------

--------------------------------------------------------------------------------
PAPER & PAPER PRODUCTS (0.4%)
--------------------------------------------------------------------------------
International Paper                              20,437                742,885
Louisiana-Pacific                                 4,399                121,324
MeadWestvaco                                      7,529                214,652
Temple-Inland                                     4,599                213,578
Weyerhaeuser                                     10,092                711,183
                                                                 -------------

                                                                     2,003,622
                                                                 -------------

--------------------------------------------------------------------------------
PETROLEUM & FUEL PRODUCTS (9.5%)
--------------------------------------------------------------------------------
Amerada Hess                                      3,321                475,800
Anadarko Petroleum                                9,561              1,002,184
Apache                                           13,704                973,532
Ashland                                           2,957                194,630
Baker Hughes                                     14,200              1,147,786
BJ Services                                      13,449                511,734
Chesapeake Energy                                15,501                491,072
Chevron                                          92,361              5,635,868
ConocoPhillips                                   68,444              4,578,904
Devon Energy                                     18,333              1,101,997
EOG Resources                                    10,063                706,724
Exxon Mobil                                     253,346             15,981,066
Halliburton                                      21,418              1,673,817
Kerr-McGee                                        4,812                480,526
Marathon Oil                                     15,219              1,207,780
Murphy Oil                                        6,851                343,783
Nabors Industries Ltd.*                          13,112                489,471
National Oilwell Varco*                           7,249                499,963
Noble                                             5,690                449,169
Occidental Petroleum                             17,872              1,836,169
Rowan                                             4,535                201,037
Schlumberger                                     49,029              3,389,865
Sunoco                                            5,525                447,746
Transocean*                                      13,524              1,096,391
Valero Energy                                    25,799              1,670,227
Weatherford International*                       14,472                766,003
XTO Energy                                       15,070                638,214
                                                                 -------------

                                                                    47,991,458
                                                                 -------------

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PHARMACEUTICALS (4.8%)
--------------------------------------------------------------------------------
Abbott Laboratories                              63,836          $   2,728,351
Barr Pharmaceuticals*                             4,388                265,693
Bristol-Myers Squibb                             81,280              2,062,886
Eli Lilly                                        46,882              2,480,995
Forest Laboratories*                             13,521                545,978
Genzyme*                                         10,778                659,183
King Pharmaceuticals*                            10,044                174,665
Medimmune*                                       10,599                333,551
Merck                                            90,738              3,123,202
Mylan Laboratories                                9,070                198,089
Pfizer                                          305,274              7,732,590
Schering-Plough                                  61,382              1,185,900
Watson Pharmaceuticals*                           4,217                119,931
Wyeth                                            55,765              2,714,083
                                                                 -------------

                                                                    24,325,097
                                                                 -------------

--------------------------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
--------------------------------------------------------------------------------
Eastman Kodak                                    11,916                321,255
                                                                 -------------

--------------------------------------------------------------------------------
PRINTING & PUBLISHING (0.5%)
--------------------------------------------------------------------------------
Dow Jones                                         2,449                 90,540
EW Scripps, Cl A                                  3,529                162,616
Gannett                                           9,878                543,290
Knight Ridder                                     2,780                172,360
McGraw-Hill                                      15,234                847,925
Meredith                                          1,737                 86,155
New York Times, Cl A                              6,024                149,335
RR Donnelley & Sons                               8,960                301,862
Tribune                                          10,863                313,180
                                                                 -------------

                                                                     2,667,263
                                                                 -------------

--------------------------------------------------------------------------------
RAILROADS (0.7%)
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                     15,474              1,230,647
CSX                                               9,104                623,533
Norfolk Southern                                 17,103                923,562
Union Pacific                                    10,992              1,002,581
                                                                 -------------

                                                                     3,780,323
                                                                 -------------


-------------------------------------- 7 ---------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.9%)
--------------------------------------------------------------------------------
Apartment Investment & Management, Cl A           4,006          $     179,028
Archstone-Smith Trust                             8,850                432,588
Boston Properties                                 3,723                328,629
Equity Office Properties Trust                   15,405                497,582
Equity Residential                               12,049                540,639
Kimco Realty                                      8,817                327,375
Plum Creek Timber                                 7,647                277,586
Prologis                                         10,102                507,323
Public Storage                                    3,430                263,698
Simon Property Group                              7,589                621,387
Vornado Realty Trust                              4,923                470,836
                                                                 -------------

                                                                     4,446,671
                                                                 -------------

--------------------------------------------------------------------------------
RETAIL (5.8%)
--------------------------------------------------------------------------------
Albertson's                                      15,301                387,574
Amazon.Com*                                      12,800                450,688
Autonation*                                       7,605                171,265
Autozone*                                         2,292                214,554
Bed Bath & Beyond*                               11,636                446,241
Best Buy                                         16,871                955,911
Big Lots*                                         4,784                 69,129
Circuit City Stores                               6,317                181,614
Costco Wholesale                                 19,631              1,068,515
CVS                                              33,914              1,007,924
Darden Restaurants                                5,457                216,097
Dillard's, Cl A                                   2,586                 67,443
Dollar General                                   13,137                229,372
Family Dollar Stores                              6,442                161,050
Federated Department Stores                      11,294                879,238
Gap                                              23,813                430,777
Home Depot                                       88,135              3,519,231
JC Penney                                         9,635                630,707
Kohl's*                                          14,303                798,679
Kroger*                                          30,100                609,826
Limited Brands                                   14,448                370,447
Lowe's                                           32,441              2,045,405
McDonald's                                       52,137              1,802,376
Nordstrom                                         9,070                347,653
Office Depot*                                    12,268                497,835
OfficeMax                                         2,940                113,778
RadioShack                                        5,585                 94,945
Sears Holdings*                                   4,141                595,020
Sherwin-Williams                                  4,601                234,375
Staples                                          30,232                798,427
Target                                           36,476              1,936,876
Tiffany                                           5,902                205,921

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
TJX                                              19,114          $     461,221
Wal-Mart Stores                                 103,643              4,667,044
Walgreen                                         41,991              1,760,683
Wendy's International                             4,743                293,022
Yum! Brands                                      11,444                591,426
                                                                 -------------

                                                                    29,312,289
                                                                 -------------

--------------------------------------------------------------------------------
SEMI-CONDUCTORS / INSTRUMENTS (2.9%)
--------------------------------------------------------------------------------
Advanced Micro Devices*                          19,952                645,447
Altera*                                          14,907                325,569
Analog Devices                                   15,191                576,043
Applied Materials*                               65,825              1,181,559
Applied Micro Circuits*                          12,356                 45,347
Broadcom, Cl A*                                  18,276                751,326
Freescale Semiconductor, Cl B*                   17,027                539,245
Intel                                           244,080              4,876,718
JDS Uniphase*                                    69,545                242,712
Linear Technology                                12,683                450,247
LSI Logic*                                       16,251                173,073
Maxim Integrated Products                        13,301                468,993
Micron Technology*                               27,901                473,480
National Semiconductor                           14,002                419,780
Novellus Systems*                                 5,534                136,690
Nvidia*                                          14,204                415,041
PMC - Sierra*                                     7,708                 95,810
QLogic*                                           6,694                139,302
Texas Instruments                                66,397              2,304,640
Xilinx                                           14,304                395,792
                                                                 -------------

                                                                    14,656,814
                                                                 -------------

--------------------------------------------------------------------------------
SOFTWARE (2.9%)
--------------------------------------------------------------------------------
Adobe Systems*                                   24,886                975,531
BMC Software*                                     8,830                190,198
Citrix Systems*                                   7,405                295,608
Compuware*                                       15,881                121,966
Electronic Arts*                                 12,604                715,907
Intuit*                                           7,341                397,662
Microsoft                                       368,700              8,904,105
Novell*                                          16,157                132,810
Oracle*                                         156,342              2,281,030
Symantec*                                        43,286                709,025
                                                                 -------------

                                                                    14,723,842
                                                                 -------------


-------------------------------------- 8 ---------------------------------------

--------------------------------------------------------------------------------



UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (4.9%)
--------------------------------------------------------------------------------
ADC Telecommunications*                           4,858          $     108,771
Alltel                                           16,097              1,036,164
Andrew*                                           6,609                 69,923
AT&T                                            160,967              4,218,945
Avaya*                                           17,302                207,624
BellSouth                                        74,590              2,519,650
CenturyTel                                        5,435                204,899
Ciena*                                           24,161                 98,818
Citizens Communications                          13,627                180,967
Comverse Technology*                              8,381                189,830
Corning*                                         64,141              1,772,216
Lucent Technologies*                            185,422                517,327
Motorola                                        103,706              2,214,123
Qualcomm                                         68,718              3,527,982
Qwest Communications International*              64,360                431,856
Sprint Nextel                                   123,109              3,053,103
Tellabs*                                         18,686                296,173
Verizon Communications                          121,431              4,010,866
                                                                 -------------

                                                                    24,659,237
                                                                 -------------

--------------------------------------------------------------------------------
WHOLESALE (0.1%)
--------------------------------------------------------------------------------
W.W. Grainger                                     3,172                243,990
                                                                 -------------
TOTAL COMMON STOCK
   (Cost $451,369,602)                                             493,268,198
                                                                 -------------

EXCHANGE TRADED FUND (1.3%)
   SPDR Trust Ser 1*
    (Cost $6,475,633)                            50,000              6,573,500
                                                                 -------------

RIGHTS (0.0%)
   Seagate* (A)(B)
    (Cost $0)                                    15,971                     --
                                                                 -------------

CASH EQUIVALENT (1.1%)
   Goldman Financial Prime Obligation
    Money Market Fund, 4.78% (C)
    (Cost $5,691,185)                         5,691,185              5,691,185
                                                                 -------------
Total Investments (99.8%)
    (Cost $463,536,420)                                            505,532,883
                                                                 -------------

--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES              VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------
Payable for Fund Shares Redeemed                                    $  (22,245)
Investment Advisory Fees Payable                                       (14,260)
Chief Compliance Officer Fees Payable                                  (13,777)
Administration Fees Payable                                             (8,276)
Trustees' Fees Payable                                                  (3,283)
Custodian Fees Payable                                                  (2,069)
Other Assets and Liabilities, Net                                      977,676
                                                                 -------------

TOTAL OTHER ASSETS & LIABILITIES                                       913,766
                                                                 -------------

--------------------------------------------------------------------------------
NET ASSETS (100.0%)                                              $ 506,446,649
--------------------------------------------------------------------------------
                                                                 =============

NET ASSETS:
  Paid-in-Capital (unlimited authorization --
   no par value)                                                   637,630,590
  Undistributed net investment income                                  521,868
  Accumulated net realized loss on investments                    (173,700,514)
  Net unrealized appreciation on investments                        41,996,463
  Net unrealized depreciation on futures contracts                      (1,758)
                                                                 -------------
--------------------------------------------------------------------------------
NET ASSETS                                                       $ 506,446,649
--------------------------------------------------------------------------------
                                                                 =============

Net Asset Value, Offering and Redemption
 Price Per Share -- Class I
 ($497,224,920 / 52,434,026)                                             $9.48
                                                                         =====

Net Asset Value, Offering and Redemption
 Price Per Share -- Class II
 ($9,221,729 / 973,732)                                                  $9.47
                                                                         =====

* NON-INCOME PRODUCING SECURITY
(A) SECURITY CONSIDERED ILLIQUID.
(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
(C) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2006.
(D) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD. -- LIMITED
SER -- SERIES
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the open long S&P 500 Index futures contracts held by the Fund at April 30, 2006 is as follows:

        NUMBER OF          CONTRACT                              UNREALIZED
        CONTRACTS           VALUE            EXPIRATION         DEPRECIATION
      -------------     --------------     --------------     ----------------
           19             $6,250,525         JUNE 2006            $(1,758)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 9 ---------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2006 (UNAUDITED)

                                                                               UNITED
                                                                             ASSOCIATION
                                                                            S&P 500 INDEX
                                                                                FUND
-----------------------------------------------------------------------------------------
Investment Income:
  Dividends .............................................................    $ 4,889,596
  Interest ..............................................................         90,916
  Dividends from Affiliated Company .....................................         17,584
----------------------------------------------------------------------------------------
  Total Investment Income ...............................................      4,998,096
----------------------------------------------------------------------------------------
Expenses:
  Administration Fees ...................................................         50,838
  Investment Advisory Fees ..............................................         45,388
  Custodian Fees ........................................................         12,712
  Chief Compliance Officer Fees .........................................          8,170
  Trustees' Fees ........................................................          5,622
  Distribution Fees -- Class II .........................................          2,275
  Transfer Agent Fees ...................................................         39,172
  Professional Fees .....................................................         30,285
  Printing Fees .........................................................         11,534
  Registration Fees .....................................................          6,367
  Other Expenses ........................................................         16,390
----------------------------------------------------------------------------------------
  Total Expenses ........................................................        228,753
  Less: Investment Advisory Fees Waived ,................................        (15,164)
        Fees Paid Indirectly (Note 3) ...................................         (5,769)
----------------------------------------------------------------------------------------
  Net Expenses ..........................................................        207,820
----------------------------------------------------------------------------------------
  Net Investment Income .................................................      4,790,276
----------------------------------------------------------------------------------------
  Realized and Unrealized Gain:
  Net Realized Gain on Investments ......................................     15,091,811
  Net Realized Gain on Affiliated Investments ...........................         55,303
  Net Realized Gain on Futures ..........................................        250,287
  Net Change in Unrealized Appreciation on Investments ..................     26,868,374
  Net Change in Unrealized Appreciation on Affiliated Investments .......         58,819
  Net Change in Unrealized Appreciation on Futures ......................         89,809
----------------------------------------------------------------------------------------
  Net Realized and Unrealized Gain ......................................     42,414,403
----------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations ..................    $47,204,679
========================================================================================




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 10 --------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------


                                                                                            UNITED ASSOCIATION
                                                                                               S&P 500 INDEX
                                                                                                   FUND
--------------------------------------------------------------------------------------------------------------------
                                                                                         11/1/05-
                                                                                          4/30/06         11/1/04-
                                                                                        (UNAUDITED)       10/31/05
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------------------
  Net Investment Income ...........................................................    $  4,790,276     $ 15,680,694
  Net Realized Gain on Investments ................................................      15,147,114       66,449,575
  Net Realized Gain on Futures Contracts ..........................................         250,287        3,454,708
  Net Change in Unrealized Appreciation (Depreciation) on Investments .............      26,927,193      (10,330,018)
  Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts .......          89,809         (341,459)
--------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................      47,204,679       74,913,500
--------------------------------------------------------------------------------------------------------------------
DIVIDENDS:
  Net Investment Income
    Class I .......................................................................      (4,670,126)     (15,998,687)
    Class II ......................................................................         (83,073)        (185,819)
--------------------------------------------------------------------------------------------------------------------
  Net Decrease in Net Assets from Dividends .......................................      (4,753,199)     (16,184,506)
--------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
    Class I
       Issued .....................................................................      11,245,292       45,003,222
       In Lieu of Cash Distributions ..............................................       4,658,522       15,982,940
       Redeemed ...................................................................     (54,413,944)    (452,279,953)
                                                                                       ------------     ------------
       Net Class I Capital Share Transactions .....................................     (38,510,130)    (391,293,791)
--------------------------------------------------------------------------------------------------------------------
    Class II
       Issued .....................................................................       1,091,947        2,777,181
       In Lieu of Cash Distributions ..............................................          82,263          184,275
       Redeemed ...................................................................      (1,559,103)      (3,051,320)
                                                                                       ------------     ------------
       Net Class II Capital Share Transactions ....................................        (384,893)         (89,864)
--------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ......................     (38,895,023)    (391,383,655)
--------------------------------------------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS .........................................       3,556,457     (332,654,661)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of Period .............................................................     502,890,192      835,544,853
  End of Period (including undistributed net investment income of
     $521,868, and $497,185, respectively) ........................................    $506,446,649     $502,890,192
====================================================================================================================
SHARE TRANSACTIONS:
    Class I
       Issued .....................................................................       1,236,230        5,216,535
       In Lieu of Cash Distributions ..............................................         505,928        1,840,056
       Redeemed ...................................................................      (5,878,304)     (51,231,659)
                                                                                       ------------     ------------
        Net Decrease in Shares Outstanding from Class I Share Transactions ........      (4,136,146)     (44,175,068)
--------------------------------------------------------------------------------------------------------------------
    Class II
       Issued .....................................................................         118,870          320,125
       In Lieu of Cash Distributions ..............................................           8,944           21,168
       Redeemed ...................................................................        (168,736)        (349,240)
                                                                                       ------------     ------------
       Net Decrease in Shares Outstanding from Class II Share Transactions ........         (40,922)          (7,947)
--------------------------------------------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 11 --------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


--------------------------------------------------------------------------------------------------------------------------------

                                          NET REALIZED
                                              AND
              NET ASSET                    UNREALIZED                   DIVIDENDS     DISTRIBUTIONS
               VALUE,         NET            GAINS          TOTAL        FROM NET       FROM NET         TOTAL        NET ASSET
              BEGINNING    INVESTMENT     (LOSSES) ON       FROM        INVESTMENT      REALIZED     DIVIDENDS AND    VALUE, END
              OF PERIOD      INCOME       INVESTMENTS     OPERATIONS      INCOME          GAIN       DISTRIBUTIONS    OF PERIOD
--------------------------------------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

--------------------------------------------------------------------------------------------------------------------------------
 2006++         $ 8.73      $0.09(5)         $ 0.75(5)      $ 0.84        $(0.09)       $   --           $(0.09)         $9.48
--------------------------------------------------------------------------------------------------------------------------------
 2005             8.21       0.18(5)(7)        0.53(5)        0.71         (0.19)           --            (0.19)          8.73
--------------------------------------------------------------------------------------------------------------------------------
 2004             7.63       0.13(5)           0.58(5)        0.71         (0.13)           --            (0.13)          8.21
--------------------------------------------------------------------------------------------------------------------------------
 2003(4)          6.66       0.06              0.97           1.03         (0.06)           --            (0.06)          7.63
--------------------------------------------------------------------------------------------------------------------------------
 2003(3)          7.83       0.11             (1.17)         (1.06)        (0.11)           --            (0.11)          6.66
--------------------------------------------------------------------------------------------------------------------------------
 2002             9.09       0.11             (1.26)         (1.15)        (0.11)        (0.00)(2)        (0.11)          7.83
--------------------------------------------------------------------------------------------------------------------------------
 2001            10.54       0.11             (1.45)         (1.34)        (0.11)        (0.00)(2)        (0.11)          9.09
--------------------------------------------------------------------------------------------------------------------------------

CLASS II

--------------------------------------------------------------------------------------------------------------------------------
 2006++         $ 8.72      $0.08(5)         $ 0.75(5)      $ 0.83        $(0.08)       $   --           $(0.08)         $9.47
--------------------------------------------------------------------------------------------------------------------------------
 2005             8.20       0.17(5)(7)        0.53(5)        0.70         (0.18)           --            (0.18)          8.72
--------------------------------------------------------------------------------------------------------------------------------
 2004             7.63       0.13(5)           0.57(5)        0.70         (0.13)           --            (0.13)          8.20
--------------------------------------------------------------------------------------------------------------------------------
 2003(4)          6.66       0.06              0.97           1.03         (0.06)           --            (0.06)          7.63
--------------------------------------------------------------------------------------------------------------------------------
 2003(3)          7.82       0.11             (1.17)         (1.06)        (0.10)           --            (0.10)          6.66
--------------------------------------------------------------------------------------------------------------------------------
 2002             9.09       0.10             (1.26)         (1.16)        (0.11)        (0.00)(2)        (0.11)          7.82
--------------------------------------------------------------------------------------------------------------------------------
 2001            10.53       0.11             (1.44)         (1.33)        (0.11)        (0.00)(2)        (0.11)          9.09
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                               RATIO OF
                                                               EXPENSES
                                                              TO AVERAGE
                                                              NET ASSETS     RATIO OF NET
                                             RATIO OF NET     (EXCLUDING      INVESTMENT
                             NET ASSETS        EXPENSES       WAIVERS AND       INCOME       PORTFOLIO
                  TOTAL     END OF PERIOD     TO AVERAGE       FEES PAID      TO AVERAGE     TURNOVER
                 RETURN+        (000)         NET ASSETS      INDIRECTLY)     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------
UNITED ASSOCIATION S&P 500 INDEX FUND

CLASS I

-------------------------------------------------------------------------------------------------------
 2006++            9.61%       $497,225          0.08%(1)(6)     0.09%(1)       1.89%(1)          5%
-------------------------------------------------------------------------------------------------------
 2005              8.61         494,040          0.07(6)         0.07           2.08(7)          10
-------------------------------------------------------------------------------------------------------
 2004              9.39         827,157          0.06            0.07           1.62              8
-------------------------------------------------------------------------------------------------------
 2003(4)          15.54         602,289          0.05(1)         0.06(1)        1.71(1)           3
-------------------------------------------------------------------------------------------------------
 2003(3)         (13.50)        588,058          0.10            0.12           1.68             32
-------------------------------------------------------------------------------------------------------
 2002            (12.71)        687,601          0.10            0.12           1.28             15
-------------------------------------------------------------------------------------------------------
 2001            (12.74)        838,417          0.12             N/A           1.17              9
-------------------------------------------------------------------------------------------------------

CLASS II

-------------------------------------------------------------------------------------------------------
 2006++            9.60%       $  9,222          0.13%(1)(6)     0.14%(1)       1.83%(1)          5%
-------------------------------------------------------------------------------------------------------
 2005              8.56           8,850          0.12(6)         0.12           1.98(7)          10
-------------------------------------------------------------------------------------------------------
 2004              9.20           8,388          0.11            0.11           1.58              8
-------------------------------------------------------------------------------------------------------
 2003(4)          15.51          15,614          0.10(1)         0.11(1)        1.66(1)           3
-------------------------------------------------------------------------------------------------------
 2003(3)         (13.45)         12,825          0.19            0.21           1.61             32
-------------------------------------------------------------------------------------------------------
 2002            (12.86)          6,220          0.15            0.22           1.24             15
-------------------------------------------------------------------------------------------------------
 2001            (12.69)          4,759          0.15            0.22           1.14              9
-------------------------------------------------------------------------------------------------------

  + Total return is for the period indicated and has not been annualized.
    Returns shown do not reflect the deductions of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ For the six month period ended April 30, 2006 (unaudited).
(1) Annualized.
(2) The amount represents less than $0.01 per share.
(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund.
(4) For the six month period ended October 31, 2003. The Fund changed its fiscal year end from April 30 to October 31.
(5) Per share data calculated using the average shares method.
(6) The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If these expense offsets were included, there would have been no effect on the ratio.
(7) Net investment income per share and the ratio of net investment income to average net assets includes $0.03 and 0.34%, respectively, resulting from a special dividend from Microsoft in November 2004.

Amounts designated as "--" are $0.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


-------------------------------------- 12 --------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)



1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

FUTURES CONTRACTS: The Fund invests in S&P 500 Index futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a net realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.


-------------------------------------- 13 --------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)



CLASSES: Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

ILLIQUID SECURITIES: A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. The Custodian has voluntarily agreed to waive a portion of custodian fees equal to 0.0025% of the Fund's average daily net assets. During the six months ended April 30, 2006, the Fund earned $5,769 of cash management credits which were used to offset custodian fees.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the Fund's average daily net assets, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the Fund's current prospectus and Statement of Additional Information.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.05% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Allegiant Asset Management Company (formerly National City Investment Management Company) ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Board.

Effective April 14, 2006, for its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.095% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive 0.04% of its investment advisory fee. While the Adviser has no current intention to do so, the Adviser reserves the right to discontinue all or part of this voluntary waiver at any time, subject to the prior notification of the Fund's Board of Trustees.


-------------------------------------- 14 --------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)



Prior to April 14, 2006, the Adviser was entitled to a fee, which was calculated daily and paid monthly, at an annual rate of 0.01% for the first $2.5 billion and 0.005% of amounts over $2.5 billion, based on the average daily net assets of the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six month period ended April 30, 2006, were as follows:

Purchases               $23,757,824

Sales                    64,097,230

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences, relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Accordingly, the following reclassifications have been made to/from the following accounts:
                                 ACCUMULATED
       NET INVESTMENT            NET REALIZED
           INCOME                    LOSS                 PAID IN CAPITAL
       --------------            ------------             ---------------
           $5,606                  $(5,422)                   $(184)

The tax character of dividends and distributions paid during the years noted below were as follows:

                        ORDINARY
                         INCOME               TOTAL
                       -----------         -----------
       2006            $ 4,753,199         $ 4,753,199
       2005             16,184,506          16,184,506

As of April 30, 2006, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income                                     $     502,849
Capital Loss Carryforwards                                         (166,442,936)
Unrealized Appreciation                                              34,754,387
Other Temporary Differences                                               1,759
                                                                  -------------
Total Accumulated Losses                                          $(131,183,941)
                                                                  =============

Post-October losses represent losses realized on investment transactions from November 1, 2005 through April 30, 2006, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having risen in the following year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2006, the Fund had the following capital loss carryforwards:

                                                             TOTAL CAPITAL
         EXPIRES           EXPIRES           EXPIRES             LOSS
          2011              2012              2013           CARRYFORWARD
       -----------       -----------       -----------       -------------
       $84,332,747       $61,923,586       $20,186,603       $166,442,936

For Federal income tax purposes, the cost of securities owned at April 30, 2006, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2006, were as follows:

         FEDERAL          APPRECIATED       DEPRECIATED      NET UNREALIZED
         TAX COST         SECURITIES        SECURITIES        APPRECIATION
       ------------      ------------      -------------     --------------
       $470,780,255      $127,174,288      $(92,421,660)      $34,752,628

8. OTHER:

At April 30, 2006, 75% of total shares outstanding were held by five record shareholders. These shareholders were comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


-------------------------------------- 15 --------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
APRIL 30, 2006



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

  You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------------------------------------
                                                         BEGINNING        ENDING                      EXPENSES
                                                          ACCOUNT         ACCOUNT      ANNUALIZED       PAID
                                                           VALUE          VALUE          EXPENSE       DURING
                                                          11/1/05        04/30/06        RATIOS        PERIOD*
--------------------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class I
--------------------------------------------------------------------------------------------------------------
  Actual Fund Return                                     $1,000.00       $1,096.10        0.08%         $0.42
  Hypothetical 5% Return                                  1,000.00        1,024.40        0.08           0.40
--------------------------------------------------------------------------------------------------------------
United Association S&P 500 Index Fund -- Class II
--------------------------------------------------------------------------------------------------------------
  Actual Fund Return                                     $1,000.00       $1,096.00        0.13%         $0.68
  Hypothetical 5% Return                                  1,000.00        1,024.15        0.13           0.65

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).





-------------------------------------- 16 --------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)



BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT:

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. This year, the Board also acted on a proposal to increase the advisory fees payable to the Adviser pursuant in conjunction with the annual Advisory Agreement renewal. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's February 2006 meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, Tim McDonough and Tom LaLonde, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representatives provided an overview of the Adviser and discussed its rebranding. They reviewed its assets under management and representative clients, and noted that the Fund is offered exclusively to the United Association of Plumbers and Pipefitters and its members. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided by the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, producing shareholder reports, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. A representative from the Adviser confirmed that no soft dollars are used to purchase research and that trades are executed at low commission rates which average about $.01 to $.04 per share depending on the size of the entire trade and other factors.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time. The Board concluded that the Fund's performance was highly correlated to the target index.


-------------------------------------- 17 --------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)



COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE

A representative from the Adviser presented to the Board the Adviser's request for a contractual fee increase for its investment advisory services. He stated that the Adviser currently received a fee of 0.01%, which it further waived to 0.0075%, of the average net assets of the Fund for its services, and was proposing to change the contractual fee from a rate of 0.01% to 0.095%. Moreover, he stated that if approved, the Adviser would institute a voluntary fee waiver of 0.04% for the foreseeable future and that under that arrangement, the effective fee the Adviser would receive would be 0.055%. The representative reviewed information demonstrating that the proposed fee remained comparatively low and extremely competitive relative to other similar index funds. He explained that since the Fund's inception, the Adviser has consistently provided top-tier advisory services in a highly competitive marketplace. However, he noted, projected asset levels and the associated economies have not evolved as originally anticipated and that, given the business costs necessary to generate competitive investment results, the Adviser would no longer be able to provide services at the current below market rate. He further noted that research of comparable investment offerings indicates that advisers charge an average of 0.13% for their services.

The Adviser explained that the low advisory fee and overall Fund expenses were due to both an accommodation to the UA and also to remain competitive with other low-cost index funds. He agreed to provide the Board advance notice of any planned change in the fee waiver.

In concluding that the Advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded that such profits were reasonable. The Board concluded that the Advisory fees were reasonable in light of the services provided, and that overall Fund expenses were in line with other low cost S&P 500 index funds. In addition, the Board considered whether economies of scale were realized during the current contract period but did not believe that such economies had yet occurred.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

BOARD CONSIDERATIONS REGARDING THE PROPOSED INCREASED ADVISORY FEE (THE ("PROPOSED FEE"))

In January 2006, Allegiant informed the Board that it intended to request that the Board, at its next regularly scheduled meeting in February 2006, consider and approve an increase of its advisory fees payable to Allegiant pursuant to the terms of the Agreement in conjunction with the annual renewal of the Agreement. To assist in its consideration of Allegiant's proposal, as well as the annual continuation of the agreement, the Board requested, through Fund counsel and its independent legal counsel, and received from Allegiant, various written materials providing detailed information about: (a) the nature of Allegiant's investment management and other services provided to the Fund; (b) Allegiant's investment management personnel involved in the day-to-day investment operations of the Fund; (c) the Fund's historical investment performance resulting from Allegiant's management of the Fund; (d) Allegiant's operations and financial condition, as well as its profitability associated with its management of the Fund; (e) Allegiant's brokerage practices (including any soft dollar arrangements) and investment strategies; (f) the level and structure of the advisory fees that Allegiant proposed to charge the Funds; (g) Allegiant's comprehensive compliance program and the qualifications of its chief compliance officer and compliance staff; and (h) Allegiant's reputation, expertise and resources as an investment adviser.

After receiving and reviewing these materials, the Board held an in-person meeting on February 22, 2006 to further discuss the continuation of the Agreement and Allegiant's proposal to increase its advisory fee. Representatives from Allegiant attended the meeting and presented additional oral and written information to the Board to assist the Board in its considerations. Allegiant provided general information regarding its historic operating costs associated with the services it provides to the Fund and the failure to derive a profit from its relationship with the Fund for any of the Fund's previous fiscal years. Allegiant also discussed it expected profitability from its relationship with the Fund assuming the Proposed Fee was approved by the Board and Fund shareholders, and the asset level which was necessary to financially support Allegiant's operational infrastructure. Allegiant also commented on the finan-


-------------------------------------- 18 --------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)



cial strength of its parent company and its commitment to the Fund. Allegiant also discussed various alternatives it would consider in the event that the Proposed Fee was not approved, including its assessment of the future viability of its relationship with the Fund in light of past and expected future operating losses associated with its management of the Fund.

The Trustees then discussed the written materials that the Board received before the meeting and Allegiant's oral presentation and all other information that the Board received or discussed at the meeting. The Board then deliberated on the proposal to increase Allegiant's advisory fee in light of all the information it had received. The Independent Trustees (as defined under the section "Other Information"), assisted by their independent legal counsel, met in executive session to discuss the continuation of the Agreement and the Proposed Fee. After deliberating in executive session, the Board unanimously determined that it would be in the best interests of the Fund and its shareholders to continue the Agreement for an additional one-year term and approve Allegiant's proposal to increase the advisory fee payable.

In determining whether to approve the proposal to increase Allegiant's advisory fee and to recommend its approval to shareholders, the Board considered, with the assistance of independent legal counsel, the following factors, in addition to all other information it deemed relevant, and drew the following conclusions:

(i) the nature of Allegiant's investment management and other services provided to the Fund, and the Board's conclusion that the scope of services was satisfactory;

(ii) the reputation, financial strength and resources of Allegiant and its affiliates and the qualifications and experience of the investment advisory personnel at Allegiant, and the Board's conclusion that Allegiant demonstrated an institutional commitment to the success of the Fund, and that its investment advisory resources were adequate;

(iii) Allegiant's historical investment performance in managing the Fund, and the Board's conclusion that such performance results were satisfactory;

(iv) information provided by Allegiant and other Fund service providers regarding the Proposed Fee in relation to the reported advisory fees paid by other mutual funds deemed comparable, and the Board's conclusion that the Proposed Fee was the product of arms-length bargaining and was reasonable in light of the services provided;

(v) Allegiant's historical lack of operating profit derived from its management of the Fund at the Current Fee level and Allegiant's representations that the costs associated with such management had increased over time in a manner disproportionate to any increases in Fund assets, and the Board's conclusion that it had received sufficient information to demonstrate that the Proposed Fee was not expected to result in profits to Allegiant that would be excessive;

(vi) Allegiant's express intention to maintain advisory fee waivers for the Fund that would have the effect of reducing the impact of the Proposed Fee on Fund expenses, and the Board's conclusion that such voluntary waivers would be beneficial to shareholders;

(vii) the current and historic asset levels of the Fund, and the Board's conclusion that asset levels were not of a sufficient magnitude as to represent a likelihood of economies of scale being realized in the near-term by Allegiant, and, thus, did not deem it necessary to make a determination as to whether the Proposed Fee made accommodations for such economies of scale; and

(viii) Allegiant's intention to bear all costs and expenses associated with obtaining shareholder approval of the Proposal, and the Board's conclusion that it was appropriate for Allegiant to bear such costs under the circumstances as opposed to such costs being borne by shareholders.

In drawing its conclusions with regard to the above factors and determining to approve the Proposed Fee, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.


-------------------------------------- 19 --------------------------------------

NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)



For shareholders that do not have an April 30, 2006 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2006 tax year end, please consult your tax advisor as to the pertinence of this notice. For the tax year ended April 30, 2006, each portfolio is designating the following items with regard to distributions paid during the year.

    LONG TERM                                               QUALIFYING
    (15% RATE)     ORDINARY                                FOR CORPORATE   QUALIFYING      U.S.      QUALIFIED      QUALIFIED
   CAPITAL GAIN     INCOME      TAX-EXEMPT      TOTAL      DIVIDENDS REC.   DIVIDEND    GOVERNMENT    INTEREST      SHORT-TERM
   DISTRIBUTION  DISTRIBUTIONS   INTEREST   DISTRIBUTIONS   DEDUCTION (1)  INCOME (2)  INTEREST (3)  INCOME (4)  CAPITAL GAIN (5)
   ------------  -------------  ----------  -------------  --------------  ----------  ------------  ----------  ----------------
      0.00%         100.00%        0.00%       100.00%         99.93%        99.97%        0.00%        2.21%          0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions."
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshhold requirements were not satisfied to permit exemption of these amounts from state income.
(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.






-------------------------------------- 20 --------------------------------------

SHAREHOLDER VOTING RESULTS
--------------------------------------------------------------------------------
APRIL 30, 2006 (UNAUDITED)



At special meeting of shareholders held April 13, 2006 for the United Association S&P 500 Index Fund (the "Fund"), the shareholders approved an amended fee schedule to the investment advisory agreement between the Trust, on behalf of the Fund, and Allegiant Asset Management Company to increase the Fund's investment advisory fee from an annual rate of 0.01% for the first $2.5 billion and .005% of amounts over $2.5 billion, to an annual rate of 0.095%, based upon the average daily net assets of the Fund. The voting results were as follows:

                NUMBER OF SHARES    % OF OUTSTANDING SHARES    % OF SHARES VOTED
                ----------------    -----------------------    -----------------
AFFIRMATIVE      30,647,533.701             55.889%                  97.877%

AGAINST             664,760.243              1.212%                   2.123%

ABSTAIN                  92.332               .000%                    .000%
                 --------------             ------                   ------
TOTAL            31,312,386.276             57.101%                     100%





---------------------------------------21---------------------------------------

                                      Notes
--------------------------------------------------------------------------------

                                      Notes
--------------------------------------------------------------------------------

                                      Notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




INVESTMENT ADVISER:
Allegiant Asset
Management Company
1900 East Ninth Street
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

CUSTODIAN:
National City Bank
629 Euclid Avenue
Cleveland, OH 44144




UAF-SA-001-0300




--------------------------------------------------------------------------------

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.